As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06317

The Jundt Growth Fund, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

Item 1. Schedule of Investments.

Jundt Growth Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (7.6%)
Amgen Inc. (b)	15,500	933,397		878,540
Cephalon, Inc. (b)	1,500	84,261		71,850
Gilead Sciences, Inc. (b)	5,800	200,833		216,804
ImClone Systems Incorporated (b)	6,800	391,918		359,380
		1,610,409		1,526,574

CABLE (12.6%)
Charter Communications, Inc. - Class A (b)	561,100	1,548,804		1,492,526
Comcast Corporation - Class A (b)	37,900	908,049		1,058,168
		2,456,853		2,550,694

CELLULAR SERVICES (7.2%)
Nextel Communications, Inc. - Class A (b)	26,400	625,251		629,376
Nextel Partners, Inc. - Class A (b)	50,100	694,994		830,658
		1,320,245		1,460,034

COMPUTER HARDWARE (1.6%)
SanDisk Corporation (b)	11,200	305,813		326,144
		305,813		326,144

COMPUTER SERVICES/SOFTWARE (2.0%)
Microsoft Corporation	14,300	389,988		395,395
		389,988		395,395

DISCOUNT (10.5%)
Costco Wholesale Corporation	14,800	603,250		615,088
The Home Depot, Inc.	1,400	44,550		54,880
Kmart Holding Corporation (b)	1,500	123,297		131,205
Lowe's Companies, Inc.	1,800	66,791		97,830
Target Corporation	12,200	518,935		552,050
Wal-Mart Stores, Inc.	12,500	658,001		665,000
		2,014,824		2,116,053

MEDICAL DEVICES (16.3%)
Boston Scientific Corporation (b)	26,200	1,004,104		1,040,926
C. R. Bard, Inc.	4,600	248,236		260,498
Medtronic, Inc.	17,200	827,894		892,680
Varian Medical Systems, Inc. (b)	12,700	422,741		439,039
Zimmer Holdings, Inc. (b)	8,200	594,902		648,128
		3,097,877		3,281,271

MISCELLANEOUS (1.0%)
iShares MSCI Japan Index Fund	21,800	216,378		211,460
		216,378		211,460

NATIONAL RADIO (5.9%)
XM Satellite Radio Holdings Inc. - Class A (b)	38,100	905,710		1,181,862
		905,710		1,181,862
PHARMACEUTICALS (11.0%)
Allergan, Inc.	5,300	401,235		384,515
Sepracor Inc. (b)	22,500	941,060		1,097,550
Wyeth	19,400	696,611		725,560
		2,038,906		2,207,625

SATELLITE TELEVISION (4.3%)
The DIRECTV Group, Inc. (b)	18,300	447,094		321,897
EchoStar Communications Corporation - Class A (b)	17,300	513,864		538,376
		960,958		860,273

SEMICONDUCTORS (4.0%)
Intel Corporation	40,100	909,376		804,406
		909,376		804,406

SPECIALTY (6.9%)
Amazon.com, Inc. (b)	15,900	677,322		649,674
Bed Bath & Beyond Inc. (b)	13,100	112,797		486,141
Coach, Inc. (b)	5,800	244,296		246,036
		1,034,415		1,381,851

TELECOMMUNICATIONS INFRASTRUCTURE (4.0%)
Avaya Inc. (b)	29,900	488,812		416,806
Cisco Systems, Inc.	21,900	458,603		396,390
		947,415		813,196

WIRELESS (5.5%)
Research In Motion Limited (b)(d)(e)	14,400	959,102		1,099,296
		959,102		1,099,296
Total Common Stocks (100.4%)		19,168,269		20,216,134

Total investments in securities (100.4%)		$19,168,269	(c)	20,216,134
Liabilities in excess of other assets (-0.4%)				(75,897)
Net Assets (100.0%)				$20,140,237

Jundt Growth Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2004

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was $19,168,269. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$1,868,400
Gross unrealized depreciation	(820,535)
Net unrealized appreciation	$1,047,865

(d)	Schedule of Options Written

Contracts (100 shares per contract)		Market Value
Call Options
	Research In Motion Limited
53	Expiration December 2004, Exercise Price $70.00	$54,590
	Research In Motion Limited
28	Expiration December 2004, Exercise Price $80.00	15,400
81	Total Call Options Written (Premiums received $52,573)	$69,990

(e)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jundt Growth Fund, Inc.

By (Signature and Title)   /s/ James R. Jundt
James R. Jundt, Chairman of the Board

Date  11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Marcus E. Jundt
Marcus E. Jundt, President

Date  11/23/04

By (Signature and Title)   /s/ Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date  11/23/04